Share Capital Issuance - Additional Information (Details) $ / shares in Units, $ in Millions	Jun. 30, 2021	Sep. 23, 2020 USD ($) $ / shares shares	Jun. 25, 2020 USD ($) $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Share split ratio	0.05
Preferred F Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares		3,652,460	5,664,480
Shares issued, par value | $ / shares		$ 11.89	$ 11.53
Gross proceeds from issuance		$ 43.4	$ 65.3
Transaction costs		0.4	0.7
Net proceeds from issuance		$ 43.0	$ 64.6